Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Nov. 29, 2023
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 10,474	$ 10,805	$ 10,271	$ 10,265	$ 10,345	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	523,712	540,253	513,567	513,233	517,245	500,000
60% Bloomberg US Agg Index + 40% S&P 500 Index
Account Value [Line Items]
Account Value	11,477	11,579	10,978	10,788	10,406	10,000
60% Bloomberg US Agg Index + 40% S&P 500 Index
Account Value [Line Items]
Account Value	$ 573,835	$ 578,928	$ 548,876	$ 539,408	$ 520,281	$ 500,000